SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Office lease	$ 68,339	$ 68,339
Reduction of lease liability	(20,032)	(8,926)
Less: office lease, current portion	(24,489)	(17,664)
Long term portion of lease liability	$ 23,818	$ 41,749